Equity Method Investments (Details Textual) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007 Building	Feb. 28, 2011 Carrier	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009	Dec. 31, 2011 RasGas Three [Member]	Dec. 31, 2011 Excalibur and Excelsior [Member]	Nov. 04, 2010 Excalibur and Excelsior [Member]	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel
Equity Method Investments (Textual) [Abstract]
Estimate of Possible Loss	$ 191,448,000			$ 172,898,000		$ 93,320,000	$ 97,400,000	$ 56,100,000		$ 12,800,000
Percentage of ownership in joint venture					50.00%		40.00%	50.00%	50.00%	33.00%
Assumed total ownership of equity method investments								100.00%
Guarantee of debt								$ 45,400,000		$ 218,000,000
Number of LNG carriers		4	6							3
Fixed-rate charter period	15 years	20 years								20 years